Net Investment Income - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Material income and expense [abstract]
Dividend income from equity instruments at fair value through other comprehensive income derecognized	¥ 1,150	¥ 1,805	¥ 1,027